Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Alternative Capital Strategies Fund

(the “Fund”)

Supplement dated December 2, 2016

to the Summary Prospectus and Prospectus of the Fund, dated April 29, 2016

Effective December 1, 2016, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund; and (ii) contractually cap net expenses of the Fund at lower levels for the Fund’s Investor A, Investor C and Institutional Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C and Institutional Shares. Accordingly, effective December 1, 2016, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Alternative Capital Strategies Fund—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Alternative Capital Strategies Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-81 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4]	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4,5]	0.90%	1.04%	0.78%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[4]	1.98%	2.87%	1.61%
Fee Waivers and/or Expense Reimbursements[6]	(0.75)%	(0.89)%	(0.63)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6]	1.23%	1.98%	0.98%
[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	Management Fee has been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses, the restatement of Management Fee to reflect current fees or the estimation of Other Expenses to reflect current fees.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.20% (for Investor A Shares), 1.95% (for Investor C Shares) and 0.95% (for Institutional Shares) through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$520	$927	$1,358	$2,556
Investor C Shares	$301	$805	$1,435	$3,131
Institutional Shares	$100	$446	$817	$1,858

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$201	$805	$1,435	$3,131

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period May 19, 2015 (commencement of operations) through December 31, 2015, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.

BlackRock Alternative Capital Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Alternative Capital Strategies Fund

(the “Fund”)

Supplement dated December 2, 2016

to the Summary Prospectus and Prospectus of the Fund, dated April 29, 2016

Effective December 1, 2016, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund; and (ii) contractually cap net expenses of the Fund at lower levels for the Fund’s Investor A, Investor C and Institutional Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C and Institutional Shares. Accordingly, effective December 1, 2016, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Alternative Capital Strategies Fund—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Alternative Capital Strategies Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-81 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4]	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4,5]	0.90%	1.04%	0.78%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[4]	1.98%	2.87%	1.61%
Fee Waivers and/or Expense Reimbursements[6]	(0.75)%	(0.89)%	(0.63)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6]	1.23%	1.98%	0.98%
[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	Management Fee has been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses, the restatement of Management Fee to reflect current fees or the estimation of Other Expenses to reflect current fees.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.20% (for Investor A Shares), 1.95% (for Investor C Shares) and 0.95% (for Institutional Shares) through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$520	$927	$1,358	$2,556
Investor C Shares	$301	$805	$1,435	$3,131
Institutional Shares	$100	$446	$817	$1,858

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$201	$805	$1,435	$3,131

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period May 19, 2015 (commencement of operations) through December 31, 2015, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 25 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-81 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period May 19, 2015 (commencement of operations) through December 31, 2015, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	440.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses, the restatement of Management Fee to reflect current fees or the estimation of Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Alternative Capital Strategies Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[5]
1 Year	rr_ExpenseExampleYear01	$ 520
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,358
10 Years	rr_ExpenseExampleYear10	$ 2,556
BlackRock Alternative Capital Strategies Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%	[5]
1 Year	rr_ExpenseExampleYear01	$ 301
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	3,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	805
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,131
BlackRock Alternative Capital Strategies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[5]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	817
10 Years	rr_ExpenseExampleYear10	$ 1,858

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Management Fee has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses, the restatement of Management Fee to reflect current fees or the estimation of Other Expenses to reflect current fees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.20% (for Investor A Shares), 1.95% (for Investor C Shares) and 0.95% (for Institutional Shares) through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	There is no CDSC on Investor C Shares after one year.